RELATED PARTY TRANSACTIONS - Other transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Affiliates of Emerson
Related Party Transaction [Line Items]
Sales	$ 3.1	$ 3.8	$ 5.2
Purchases	33.8	32.0	42.8
Lease Payment	1.0	1.5	1.5
Receivables	0.5	0.6
Affiliates of Platinum
Related Party Transaction [Line Items]
Sales	0.4	0.2
Purchases	65.0	56.6	$ 5.0
Accounts payable	$ 2.4	$ 0.5